Cover	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	No
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Junee Limited
Entity Central Index Key	0001897087
Entity File Number	001-42013
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Aug. 25, 2021
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	3791 Jalan Bukit Merah
Entity Address, Address Line Two	#09-03 E-Centre
Entity Address, City or Town	Redhill
Entity Address, Country	SG
Entity Address, Postal Zip Code	159471
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	JUNE
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	12,977,354
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Ho Wai (Howard) Tang
Entity Address, Address Line One	3791 Jalan Bukit Merah
Entity Address, Address Line Two	#09-03 E-Centre
Entity Address, City or Town	Redhill
Entity Address, Country	SG
Entity Address, Postal Zip Code	159471
Entity Phone Fax Numbers [Line Items]
City Area Code	+65
Local Phone Number	6022 1124